TRADE AND OTHER PAYABLES (Details 2) $ in Thousands	Dec. 31, 2022 CAD ($)
Trade and Other Payables
Less than one year	$ 204
One to five years	480
Later than 5 years	118
Total undiscounted lease liabilities	$ 802